Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data
Interest Income	$ 4,439	$ 4,282	$ 4,417	$ 4,440	$ 4,863	$ 5,096	$ 4,876	$ 4,997
Net Interest Income	3,597	3,427	3,567	3,566	3,911	4,026	3,734	3,769	14,157	15,440
Net Income	$ 908	$ 868	$ 1,149	$ 1,088	$ 945	$ 1,371	$ 1,042	$ 927	$ 4,013	$ 4,285
Earnings Per Share, Basic and Diluted (in usd per share)	$ 0.16	$ 0.15	$ 0.20	$ 0.19	$ 0.16	$ 0.23	$ 0.17	$ 0.16